Income taxes (Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate) (Detail) - Japanese Tax Authority	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	32.90%	35.20%	37.60%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.30%	1.50%	2.20%
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.00%	1.00%	1.50%
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	2.40%	2.50%	3.00%
Valuation allowance	(0.40%)	(0.50%)	(4.30%)
Tax credits	(4.70%)	(5.30%)	(6.50%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.30%)	(2.40%)	(3.20%)
Unrecognized tax benefits adjustments	0.20%	3.20%	0.00%
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	(0.50%)	(1.90%)	0.90%
Other	(0.50%)	(2.40%)	0.30%
Effective income tax rate	29.40%	30.90%	31.50%